Material accounting policies -Main accounting estimates (Details)	12 Months Ended
Dec. 31, 2023
Provision for impairment of aircraft and engines and onerous contracts [Member]
Disclosure of changes in accounting estimates [line items]
Explanatory notes to the Consolidated Financial Statements	2.3
Provision for losses with maintenance reserves [Member]
Disclosure of changes in accounting estimates [line items]
Explanatory notes to the Consolidated Financial Statements	11
Analysis of the recoverable value of goodwill and slots [Member]
Disclosure of changes in accounting estimates [line items]
Explanatory notes to the Consolidated Financial Statements	17
Revenue from ticket breakage and loyalty programs [Member]
Disclosure of changes in accounting estimates [line items]
Explanatory notes to the Consolidated Financial Statements	25
Provision for return of aircraft and engines [Member]
Disclosure of changes in accounting estimates [line items]
Explanatory notes to the Consolidated Financial Statements	28.1.1
Provision for tax, civil, labor and other risks [Member]
Disclosure of changes in accounting estimates [line items]
Explanatory notes to the Consolidated Financial Statements	28.1.2